Borrowings - Existing facilities (Details) $ in Thousands												12 Months Ended
	Oct. 26, 2021 USD ($)	Jul. 21, 2020 USD ($)	Jul. 16, 2020 USD ($) installment item	Apr. 01, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche item installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 26, 2018 USD ($)	Jul. 03, 2017 USD ($)	May 03, 2017 USD ($)
Borrowings
Drawn amount													$ 479,984	$ 445,000
Amount outstanding												$ 1,085,758	1,285,543
Unamortized loan fees written off to profit or loss												604	1,918	$ 988
Assumed October 2015 Facility
Borrowings
Amount outstanding												406,516	452,369
Number of international banks | item											14
Number of semi annual installments for first three tranches | installment											24
Number of years in profile for first three tranches											12 years
Number of years in profile for fourth tranche											20 years
Number of semi annual installments for the fourth tranche | installment											20
Assumed October 2015 Facility | GAS-eleven Ltd.
Borrowings
Debt assumed from acquired entities																	$ 151,423
Drawn amount										$ 162,967
Number of tranches in loan agreement | item											4
Loan agreement amount tranche one											$ 51,257
Loan agreement amount tranche two											25,615
Loan agreement amount tranche three											24,991
Loan agreement amount tranche four											$ 61,104
Assumed October 2015 Facility | GAS-twelve Ltd.
Borrowings
Debt assumed from acquired entities				$ 134,107
Drawn amount									$ 162,967
Number of tranches in loan agreement | tranche											4
Loan agreement amount tranche one											$ 51,257
Loan agreement amount tranche two											25,615
Loan agreement amount tranche three											24,991
Loan agreement amount tranche four											$ 61,104
Assumed October 2015 Facility | GAS-thirteen Ltd.
Borrowings
Debt assumed from acquired entities																$ 155,005
Drawn amount								$ 160,697
Number of tranches in loan agreement | item											4
Loan agreement amount tranche one											$ 50,544
Loan agreement amount tranche two											25,258
Loan agreement amount tranche three											24,643
Loan agreement amount tranche four											$ 60,252
Assumed October 2015 Facility | GAS-fourteen Ltd.
Borrowings
Debt assumed from acquired entities															$ 143,622
Drawn amount							$ 160,697
Number of tranches in loan agreement | tranche											4
Loan agreement amount tranche one											$ 50,544
Loan agreement amount tranche two											25,258
Loan agreement amount tranche three											24,643
Loan agreement amount tranche four											$ 60,252
KEXIM and K-Sure
Borrowings
Percentage of finance coverage											60.00%
2019 GasLog Partners Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners LP, GasLog Partners Holdings LLC
Borrowings
Amount of credit facility						$ 450,000
Drawn amount				$ 75,000	$ 360,000
Amount outstanding												273,568	398,501
Number of quarterly repayable installments | installment						20
Installment amount						$ 7,357
Final balloon payment						$ 302,860
Prepaid amount of debt					$ 354,375
Maximum percentage of aggregate amount outstanding under facility to aggregate market value of vessels securing facility						75.00%
Amount available to be redrawn												0	0
2019 GasLog Partners Facility | GAS-three Ltd.
Borrowings
Prepaid amount of debt	$ 97,050
Unamortized loan fees written off to profit or loss	$ 604
GasLog Partners $260.3M Facility
Borrowings
Amount of credit facility			$ 260,331
Drawn amount		$ 260,331
Amount outstanding												243,137	260,331
Installment amount			8,597
Final balloon payment			$ 174,361
Number of vessels refinanced | item			3
Number of semi annual installments | installment			10
GasLog Partners $260.3M Facility | GAS-twenty, GAS-seven and GAS-eight Ltd.
Borrowings
Refinance of outstanding debt		258,532
GasLog Partners $193.7M Facility
Borrowings
Amount of credit facility			$ 193,713
Drawn amount		193,713
Amount outstanding												$ 176,514	$ 193,713
Installment amount			8,599
Final balloon payment			$ 107,723
Number of vessels refinanced | installment			3
Number of semi annual installments | item			10
GasLog Partners $193.7M Facility | GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty-seven Ltd.
Borrowings
Refinance of outstanding debt		$ 174,867